Statements of changes in equity - USD ($) $ in Thousands	Issued capital [member]	Retained earnings [member]	Underwriting Commissions and Issue Expenses [Member]	Unit Premiums and Reserves [Member]	Total
Balance at Dec. 31, 2019	$ 1,666,251	$ (521,575)	$ (67,490)	$ 67	$ 1,077,253
Balance as (in number of units) at Dec. 31, 2019	162,213,311
Proceeds from issuance of Units (note 7)	$ 614,851				614,851
Proceeds from issuance of Units (in number of units) (note 7)	88,948,590
Cost of redemption of Units (note 7)	$ (272)	96			(176)
Cost of redemption of Units (note 7) (in number of units)	(27,179)
Net income (loss) and comprehensive income (loss) for the year		722,828			722,828
Underwriting commissions and issue expenses			(6,941)		(6,941)
Balance at Dec. 31, 2020	$ 2,280,830	201,349	(74,431)	67	2,407,815
Balance (in number of units) at Dec. 31, 2020	251,134,722
Proceeds from issuance of Units (note 7)	$ 1,755,965				1,755,965
Proceeds from issuance of Units (in number of units) (note 7)	181,477,952
Cost of redemption of Units (note 7)	$ (9)	1			(8)
Cost of redemption of Units (note 7) (in number of units)	(925)
Net income (loss) and comprehensive income (loss) for the year		(549,515)			(549,515)
Underwriting commissions and issue expenses			(14,146)		(14,146)
Balance at Dec. 31, 2021	$ 4,036,786	$ (348,165)	$ (88,577)	$ 67	$ 3,600,111
Balance (in number of units) at Dec. 31, 2021	432,611,749